Summary of Changes in ROU Assets (Details) - USD ($)	13 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Current lease liability	$ 128,559	$ 121,500
Non-current lease liability	130,722	54,162
Total lease liabilities	259,281	175,662
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of yea	613,691	400,829
Less: amortization for the period	(358,228)	(243,290)
Balance at end of the year	255,463	157,540
Amortization [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of yea	157,540	276,907
Less: amortization for the period	(114,759)	(119,367)
Balance at end of the year	255,463	157,540
Modification	$ 212,682